Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
January 31, 2024
IES-NPRT1-0324
1.9892243.104
Common Stocks - 99.2%
	Shares	Value ($)
Australia - 4.7%
BHP Group Ltd.	7,511	234,702
Glencore PLC	24,954	133,609
Insurance Australia Group Ltd.	47,722	190,542
JB Hi-Fi Ltd.	1,881	71,112
Medibank Private Ltd.	79,432	201,633
QBE Insurance Group Ltd.	19,136	200,500
Rio Tinto Ltd.	1,044	91,733
Rio Tinto PLC	2,466	172,812
Sonic Healthcare Ltd.	7,010	148,379
South32 Ltd.	23,086	51,124
Telstra Group Ltd.	168,541	450,113
Washington H. Soul Pattinson & Co. Ltd.	8,352	189,925
Wesfarmers Ltd.	3,375	129,780
TOTAL AUSTRALIA		2,265,964
Austria - 0.0%
OMV AG	403	18,084
Belgium - 0.4%
UCB SA	2,040	193,452
Brazil - 0.2%
Yara International ASA	2,114	70,638
Canada - 9.2%
B2Gold Corp.	37,451	105,117
Boyd Group Services, Inc.	519	112,257
Brookfield Asset Management Ltd. Class A	5,427	219,590
Canadian Apartment Properties (REIT) unit	10,947	382,393
Canadian National Railway Co.	1,842	229,938
Canadian Natural Resources Ltd.	1,433	92,283
Canadian Pacific Kansas City Ltd.	2,795	226,332
CGI, Inc. Class A (sub. vtg.) (a)	997	112,352
Constellation Software, Inc.	60	166,874
Constellation Software, Inc. warrants 8/22/28 (a)(b)	40	0
Dollarama, Inc.	1,856	137,069
Fairfax Financial Holdings Ltd. (sub. vtg.)	234	245,458
Great-West Lifeco, Inc.	5,638	189,389
iA Financial Corp., Inc.	2,485	170,000
Imperial Oil Ltd.	926	53,749
Intact Financial Corp.	1,415	222,674
Loblaw Companies Ltd.	3,540	355,974
Manulife Financial Corp.	11,597	257,972
Metro, Inc.	5,855	309,348
Northland Power, Inc.	26,399	488,837
PrairieSky Royalty Ltd.	2,310	38,349
Teck Resources Ltd. Class B (sub. vtg.)	3,268	131,620
TMX Group Ltd.	7,528	187,348
Whitecap Resources, Inc.	5,643	36,746
TOTAL CANADA		4,471,669
Denmark - 3.9%
A.P. Moller - Maersk A/S Series B	86	159,484
Carlsberg A/S Series B	2,138	277,057
Coloplast A/S Series B	1,557	180,982
Novo Nordisk A/S Series B	9,954	1,123,955
Ringkjoebing Landbobank A/S	980	159,101
TOTAL DENMARK		1,900,579
Finland - 0.8%
Kone OYJ (B Shares)	3,597	179,499
Orion Oyj (B Shares)	4,258	197,591
TOTAL FINLAND		377,090
France - 7.2%
Compagnie de St.-Gobain	2,826	202,112
Dassault Aviation SA	685	130,586
Edenred SA	3,470	208,894
Eiffage SA	1,375	144,998
Hermes International SCA	73	155,246
Ipsen SA	1,296	150,632
L'Oreal SA	1,255	606,234
La Francaise des Jeux SAEM (c)	1,171	47,878
LVMH Moet Hennessy Louis Vuitton SE	460	386,549
Publicis Groupe SA	5,442	550,349
SCOR SE	6,609	198,572
Sodexo SA	492	55,902
Sopra Steria Group	200	47,317
Thales SA	1,040	152,905
TotalEnergies SE	1,790	116,858
Verallia SA (c)	1,820	64,845
VINCI SA	2,113	268,727
TOTAL FRANCE		3,488,604
Germany - 6.9%
Allianz SE	1,377	370,651
Bayerische Motoren Werke AG (BMW)	1,446	152,014
Beiersdorf AG	2,391	352,833
Deutsche Borse AG	1,099	220,552
DHL Group	2,940	142,178
E.ON SE	47,713	650,963
Fresenius Medical Care AG & Co. KGaA	3,402	133,035
Fresenius SE & Co. KGaA	5,837	165,612
Gerresheimer AG	1,389	143,185
Hannover Reuck SE	758	182,954
Knorr-Bremse AG	878	54,877
Merck KGaA	1,156	191,369
SAP SE	1,589	277,549
Siemens AG	1,738	314,676
TOTAL GERMANY		3,352,448
Hong Kong - 1.1%
Jardine Matheson Holdings Ltd.	2,677	107,883
Sino Land Ltd.	415,295	433,504
TOTAL HONG KONG		541,387
Ireland - 0.7%
Glanbia PLC	18,568	333,603
Israel - 1.5%
Bank Hapoalim BM (Reg.)	17,478	149,806
Bank Leumi le-Israel BM	19,974	152,970
Icl Group Ltd.	13,295	61,252
Israel Discount Bank Ltd. (Class A)	28,934	141,417
Mizrahi Tefahot Bank Ltd.	4,028	150,920
NICE Ltd. (a)	261	53,961
TOTAL ISRAEL		710,326
Italy - 2.9%
Assicurazioni Generali SpA	8,918	200,428
BPER Banca	44,489	162,134
Eni SpA	2,583	41,565
Ferrari NV (Italy)	506	177,919
Moncler SpA	1,723	107,243
Recordati SpA	3,317	184,839
Snam SpA	106,464	523,763
TOTAL ITALY		1,397,891
Japan - 22.5%
Advance Residence Investment Corp.	223	495,810
Astellas Pharma, Inc.	22,900	270,241
Canon, Inc.	4,700	131,185
Dai Nippon Printing Co. Ltd.	4,800	140,938
Daito Trust Construction Co. Ltd.	5,000	575,509
Fast Retailing Co. Ltd.	800	217,493
GOLDWIN, Inc.	1,500	102,596
INPEX Corp.	5,200	72,748
Itochu Corp.	5,900	272,528
Japan Tobacco, Inc.	16,700	444,991
Kajima Corp.	8,600	155,556
KDDI Corp.	17,500	586,266
McDonald's Holdings Co. (Japan) Ltd.	3,100	139,121
Mitsubishi Corp.	15,500	271,986
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,800	135,172
Mitsui & Co. Ltd.	6,100	251,678
Mizuho Financial Group, Inc.	11,700	216,271
NEC Corp.	2,100	139,354
Nexon Co. Ltd.	23,000	372,122
Nippon Telegraph & Telephone Corp.	429,200	547,015
NOF Corp.	2,000	91,561
Obayashi Corp.	14,700	137,723
OBIC Co. Ltd.	600	93,320
Ono Pharmaceutical Co. Ltd.	15,200	277,848
Otsuka Corp.	2,300	98,089
Otsuka Holdings Co. Ltd.	8,400	334,678
Sanrio Co. Ltd.	2,300	97,365
Secom Co. Ltd.	2,200	161,341
Sega Sammy Holdings, Inc.	5,900	88,031
Sekisui House Ltd.	7,200	164,860
SHIMANO, Inc.	900	131,483
Shin-Etsu Chemical Co. Ltd.	4,900	196,939
Shionogi & Co. Ltd.	6,800	330,754
Sojitz Corp.	6,000	143,828
Sompo Holdings, Inc.	3,300	173,630
Sumitomo Corp.	8,200	191,572
Sumitomo Forestry Co. Ltd.	5,500	164,953
Sumitomo Mitsui Financial Group, Inc.	5,100	268,651
Suntory Beverage & Food Ltd.	9,000	297,506
Taisei Corp.	3,600	132,622
TIS, Inc.	3,900	88,152
Tokio Marine Holdings, Inc.	9,300	250,036
Tokyo Gas Co. Ltd.	26,700	621,219
Toppan Holdings, Inc.	6,000	167,840
Toyo Suisan Kaisha Ltd.	7,500	395,382
Trend Micro, Inc.	2,100	122,171
USS Co. Ltd.	7,500	143,689
TOTAL JAPAN		10,903,823
Jordan - 0.3%
Hikma Pharmaceuticals PLC	6,159	151,491
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	3,428	95,475
Netherlands - 4.1%
ASML Holding NV (Netherlands)	534	463,002
BE Semiconductor Industries NV	430	65,299
Heineken Holding NV	3,726	315,088
Koninklijke Ahold Delhaize NV	10,849	306,521
Koninklijke KPN NV	119,454	408,475
Shell PLC (London)	5,178	161,353
Wolters Kluwer NV	1,639	243,020
TOTAL NETHERLANDS		1,962,758
Norway - 0.7%
Equinor ASA	1,154	33,401
Orkla ASA	38,243	301,728
TOTAL NORWAY		335,129
Portugal - 0.6%
Galp Energia SGPS SA Class B	1,350	21,432
Jeronimo Martins SGPS SA	11,346	259,802
TOTAL PORTUGAL		281,234
Singapore - 2.3%
CapitaMall Trust	338,600	509,287
Oversea-Chinese Banking Corp. Ltd.	23,481	226,490
Singapore Exchange Ltd.	22,700	159,844
United Overseas Bank Ltd.	9,800	208,049
TOTAL SINGAPORE		1,103,670
Spain - 3.0%
CaixaBank SA	40,780	175,151
Endesa SA	25,566	509,877
Industria de Diseno Textil SA	4,389	189,319
Redeia Corp. SA	32,438	543,688
Repsol SA	1,803	26,910
TOTAL SPAIN		1,444,945
Sweden - 2.6%
Atlas Copco AB (A Shares)	14,268	230,542
Epiroc AB (A Shares)	6,737	120,267
Ericsson (B Shares)	11,560	64,589
Essity AB (B Shares)	13,393	317,185
Evolution AB (c)	1,117	132,215
Industrivarden AB (A Shares)	5,661	179,927
Securitas AB (B Shares)	12,152	119,199
SSAB AB (B Shares)	14,287	110,343
TOTAL SWEDEN		1,274,267
Switzerland - 7.5%
Baloise Holdings AG	970	156,380
BKW AG	2,927	469,153
Bucher Industries AG	332	141,957
Galenica AG (c)	2,005	178,214
Kuehne & Nagel International AG	559	191,449
Novartis AG	7,466	778,062
PSP Swiss Property AG	5,556	746,759
Sandoz Group AG	1,501	52,142
Swatch Group AG (Bearer)	370	87,858
Swisscom AG	709	426,631
UBS Group AG	13,522	409,672
TOTAL SWITZERLAND		3,638,277
United Kingdom - 10.8%
AstraZeneca PLC (United Kingdom)	4,946	661,341
Auto Trader Group PLC (c)	51,270	475,832
BAE Systems PLC	13,871	207,906
Barclays PLC	113,773	215,037
Beazley PLC	26,372	182,862
British American Tobacco PLC (United Kingdom)	12,395	369,119
CK Hutchison Holdings Ltd.	22,500	116,281
Compass Group PLC	6,215	172,378
Flutter Entertainment PLC (a)	754	156,366
IG Group Holdings PLC	19,229	174,716
Imperial Brands PLC	12,018	290,553
InterContinental Hotel Group PLC	1,498	143,072
J Sainsbury PLC	69,131	237,870
Man Group PLC	61,025	184,256
RELX PLC (London Stock Exchange)	6,889	286,169
Rightmove PLC	56,644	404,091
Sage Group PLC	4,631	69,471
Smith & Nephew PLC	12,686	179,401
Standard Chartered PLC (United Kingdom)	21,844	166,570
Unilever PLC	10,822	530,166
TOTAL UNITED KINGDOM		5,223,457
United States of America - 5.1%
CSL Ltd.	1,956	390,102
Experian PLC	4,647	195,048
GSK PLC	18,758	374,554
Haleon PLC	66,696	273,063
Holcim AG	1,778	137,125
Roche Holding AG (participation certificate)	2,313	666,250
Sanofi SA	4,348	440,941
TOTAL UNITED STATES OF AMERICA		2,477,083
TOTAL COMMON STOCKS (Cost $44,391,829)		48,013,344

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $102,194)	102,173	102,194

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $44,494,023)	48,115,538
NET OTHER ASSETS (LIABILITIES) - 0.6% (e)	275,739
NET ASSETS - 100.0%	48,391,277

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Mar 2024	334,950	6,626	6,626

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $898,984 or 1.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $10,516 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	208,816	777,639	884,261	1,575	-	-	102,194	0.0%
Total	208,816	777,639	884,261	1,575	-	-	102,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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